Property, plant and equipment, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Assets under capital leases	$ 943.8	$ 941.4
Assets under capital leases accumulated amortization	193.4	137.7
Depreciation and amortization expense	$ 180.3	$ 171.4